Portfolio of Investments

March 31, 2020 (unaudited)

Baillie Gifford International Smaller Companies Fund

	Shares	Value
COMMON STOCKS — 98.2%
AUSTRALIA — 0.8%
IRESS Ltd.	1,257	$7,993
BELGIUM — 0.3%
Biocartis NV*	862	3,203
CANADA — 2.4%
Kinaxis, Inc.*	300	23,213
CHINA — 5.3%
Li Ning Co., Ltd.	18,000	51,784
DENMARK — 1.7%
ALK-Abello A/S*	72	16,061
FINLAND — 0.8%
Asiakastieto Group Oyj*	270	7,623
FRANCE — 0.9%
Cellectis SA*	506	4,646
ESI Group*	135	4,172
		8,818
GERMANY — 9.8%
Aumann AG	165	1,343
Hypoport AG*	119	34,076
New Work SE	80	16,835
RIB Software SE	787	24,655
zooplus AG*	151	18,439
		95,348
HONG KONG — 0.6%
Hypebeast Ltd.	15,000	1,387
Johnson Electric Holdings Ltd.	3,000	4,699
		6,086
IRELAND — 1.0%
Keywords Studios PLC	533	9,435
ISRAEL — 1.3%
Maytronics Ltd.	2,033	12,711
ITALY — 4.9%
Brunello Cucinelli SpA	712	21,560
Reply SpA	353	21,462
Technogym SpA	648	4,228
		47,250
JAPAN — 28.7%
Anicom Holdings, Inc.*	200	6,623
Bengo4.com, Inc.*	700	27,428
COLOPL, Inc.	1,900	14,029
Daikyonishikawa Corp.	1,000	4,561
Demae-Can Co., Ltd.	1,800	17,667
DMG Mori Seiki Co., Ltd.	900	7,464

See previously submitted notes to the financial statements for the annual period ended December 31, 2019.

Portfolio of Investments

March 31, 2020 (unaudited)

Baillie Gifford International Smaller Companies Fund

	Shares	Value
eGuarantee, Inc.	1,000	$14,583
Healios K.K.*	700	9,768
Ichiyoshi Securities Co., Ltd.	1,700	7,008
Infomart Corp.	3,600	23,691
Iriso Electronics Co., Ltd.	300	8,776
Istyle, Inc.*	2,600	4,958
Katitas Co., Ltd.	1,000	15,965
KH Neochem Co., Ltd.	500	7,023
Kitanotatsujin Corp.	2,600	12,627
Link And Motivation, Inc.	2,300	6,497
Locondo, Inc.*	700	4,589
Megachips Corp.	700	9,984
Noritsu Koki Co., Ltd.	800	6,804
Open Door, Inc.*	400	2,708
Optex Group Co., Ltd.	700	6,432
Outsourcing, Inc.	3,000	12,956
Raksul, Inc.*	800	17,268
Sato Holdings Corp.	500	9,754
Tsugami Corp.	2,000	13,723
Uzabase, Inc.*	400	5,105
		277,991
SOUTH KOREA — 7.2%
Cafe24 Corp.*	217	4,795
Douzone Bizon Co., Ltd.	622	41,047
Genexine Co., Ltd.*	100	4,895
Koh Young Technology, Inc.	308	19,512
		70,249
SWEDEN — 7.3%
AddTech AB, Class B	773	18,865
Avanza Bank Holding AB	3,180	26,238
Cellavision AB	182	4,470
HMS Networks AB	902	11,019
Storytel AB*	386	5,566
Vostok New Ventures Ltd. SDR*	951	5,066
		71,224
SWITZERLAND — 4.2%
Bossard Holding AG	163	18,725
Fenix Outdoor International AG	51	3,210
Sensirion Holding AG*	326	12,193
u-blox Holding AG*	102	6,215
		40,343
TAIWAN — 9.8%
Airtac International Group	2,000	29,491
ASPEED Technology, Inc.	1,000	34,065
Chroma ATE, Inc.	3,000	12,229

See previously submitted notes to the financial statements for the annual period ended December 31, 2019.

Portfolio of Investments

March 31, 2020 (unaudited)

Baillie Gifford International Smaller Companies Fund

	Shares	Value
Global Unichip Corp.	2,000	$12,051
TCI Co., Ltd.	1,148	6,801
		94,637
UNITED KINGDOM — 11.2%
Alpha FX Group PLC	426	2,910
Creo Medical Group PLC*	2,461	3,561
Dialog Semiconductor PLC*	508	13,204
dotdigital group PLC	2,785	3,058
Draper Esprit PLC*	1,506	6,519
FDM Group Holdings PLC	2,049	18,598
First Derivatives PLC	720	20,390
Games Workshop Group PLC	75	3,984
Horizon Discovery Group PLC*	3,928	5,123
Hotel Chocolat Group PLC	1,694	5,805
LoopUp Group PLC*	2,106	1,661
Naked Wines PLC	1,972	6,148
Team17 Group PLC*	1,781	12,698
Victoria PLC*	1,904	4,943
		108,602
TOTAL INVESTMENTS — 98.2%
(cost $1,012,288)		$952,571
Other assets less liabilities — 1.8%		17,821
NET ASSETS — 100.0%		$970,392

*	Non-income producing security.

SDR	-	Swedish Depository Receipt

See previously submitted notes to the financial statements for the annual period ended December 31, 2019.

Portfolio of Investments

March 31, 2020 (unaudited)

Baillie Gifford International Smaller Companies Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$100,463	$852,108	$–	$952,571
Total	$100,463	$852,108	$–	$952,571

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the annual period ended December 31, 2019.